Summary of Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Summary of Significant Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The Company has prepared the accompanying unaudited consolidated financial statements in accordance with accounting principles generally accepted in the United States of America for interim financial information. In our opinion, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included. Operating results for the three months ended March 31, 2016 are not necessarily indicative of the results that may be expected for the year ending December 31, 2016.

The accompanying consolidated financial statements are presented in U.S. dollars in conformity with accounting principles generally accepted in the United State of America (“U.S. GAAP”) and pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”).

Because Tempus was deemed the accounting acquirer in the Business Combination, which was consummated on July 31, 2015, the historical financial information for the three months ended March 31, 2016 and 2015 reflects the financial information and activities of Tempus only. In conjunction with the Business Combination, all outstanding membership interests of Tempus were exchanged for shares of the Company’s common stock. The historical members’ equity of Tempus (which is a limited liability company) has been retroactively adjusted to reflect the stockholders’ equity structure of Tempus Holdings (which is a corporation), using the respective exchange ratios established in the Business Combination. This reflects the number of shares Tempus Holdings issued to the members of Tempus upon the consummation of the Business Combination. Accordingly, all shares and per share amounts for all periods presented in these consolidated financial statements and the notes thereto have been adjusted retrospectively, where applicable, to reflect the respective exchange ratios established in the Business Combination. For details on the conversion of Tempus’ membership interests into Company common stock, see the Company’s Current Report on Form 8-K filed with the SEC on August 6, 2015 in connection with the Business Combination.

The Company manages, analyzes and reports on its business and results of operations on the basis of one operating segment, flight operations and support. Our chief executive officer is the primary decision maker.

Basis of Presentation

The accompanying consolidated financial statements are presented in U.S. dollars in conformity with accounting principles generally accepted in the United State of America (“U.S. GAAP”) and pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”).

Because Tempus was deemed the accounting acquirer in the Business Combination, which was consummated on July 31, 2015, the historical financial information for the years ended December 31, 2015 and 2014 reflects the financial information and activities of Tempus only. In conjunction with the Business Combination, all outstanding membership interests of Tempus were exchanged for shares of the Company’s common stock. The historical members’ equity of Tempus (which is a limited liability company) has been retroactively adjusted to reflect the stockholders’ equity structure of Tempus Holdings (which is a corporation), using the respective exchange ratios established in the Business Combination. This reflects the number of shares Tempus Holdings issued to the members of Tempus upon the consummation of the Business Combination. Accordingly, all shares and per share amounts for all periods presented in these consolidated financial statements and the notes thereto have been adjusted retrospectively, where applicable, to reflect the respective exchange ratios established in the Business Combination. For details on the conversion of Tempus’ membership interests into Company common stock, see the Company’s Current Report on Form 8-K filed with the SEC on August 6, 2015 in connection with the Business Combination.

The Company manages, analyzes and reports on its business and results of operations on the basis of one operating segment, flight operations and support. Our chief executive officer is the primary decision maker.

Principles of Consolidation	Principles of Consolidation The consolidated financial statements include the accounts of Tempus Holdings and its subsidiaries. Significant inter-entity accounts and transactions have been eliminated.	Principles of Consolidation The consolidated financial statements include the accounts of Tempus Holdings and its subsidiaries. Significant inter-entity accounts and transactions have been eliminated.
Use of Estimates

Use of Estimates

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Income Tax

Income Tax

The Company follows the reporting requirements of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 740 “Income Taxes”, which requires an asset and liability approach to financial accounting and reporting for income taxes. The Company recognizes deferred tax assets or liabilities based on differences between the financial statement and tax basis of assets and liabilities that will result in future taxable or deductible amounts calculated on enacted tax laws and rates applicable to the periods in which the differences are expected to be ultimately realized.

FASB ASC 740, Income Taxes, sets out a consistent framework to determine the appropriate level of tax reserves to maintain for uncertain tax positions. This interpretation uses a two-step approach wherein a tax benefit is recognized if a position is more-likely-than-not to be sustained upon examination by taxing authorities. The amount of the benefit is then measured to be the highest tax benefit that is greater than 50% likely to be realized.

Tempus, a limited liability company, was the acquiror in the Business Combination; therefore, Tempus’ taxable income or loss for the period commencing January 1, 2015 through July 31, 2015 (the effective date of the Business Combination) is allocated to its members in accordance with its operating agreement and is reflected in the members’ income taxes. The members' income tax filings are subject to audit by various taxing authorities depending on their physical residence. All members reside in the United States of America.

Tempus’ consolidated financial statements reflect a provision or liability for Federal and state income taxes for the period commencing January 1, 2015 through March 31, 2015 for Chart, the predecessor company, and for Tempus Holdings for the period commencing January 1, 2016 through March 31, 2016.

The Company’s tax returns are subject to possible examination by the taxing authorities. For income tax purposes, the tax returns essentially remain open for possible examination for a period of three years after the respective filing of those returns.

Income Tax

The Company follows the reporting requirements of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 740 “Income Taxes”, which requires an asset and liability approach to financial accounting and reporting for income taxes. The Company recognizes deferred tax assets or liabilities based on differences between the financial statement and tax basis of assets and liabilities that will result in future taxable or deductible amounts calculated on enacted tax laws and rates applicable to the periods in which the differences are expected to be ultimately realized.

FASB ASC 740, Income Taxes, sets out a consistent framework to determine the appropriate level of tax reserves to maintain for uncertain tax positions. This interpretation uses a two-step approach wherein a tax benefit is recognized if a position is more-likely-than-not to be sustained upon examination by taxing authorities. The amount of the benefit is then measured to be the highest tax benefit that is greater than 50% likely to be realized.

Tempus, a limited liability company, was the acquiror in the Business Combination; therefore, Tempus’ taxable income or loss for the period commencing January 1, 2015 through July 31, 2015 (the effective date of the Business Combination) is allocated to its members in accordance with its operating agreement and is reflected in the members’ income taxes. The members' income tax filings are subject to audit by various taxing authorities depending on their physical residence. All members reside in the United States of America.

The accompanying consolidated financial statements reflect a provision or liability for Federal and state income taxes for the period commencing January 1, 2015 through July 31, 2015 (the effective date of the Business Combination) for Chart, the predecessor company, and for Tempus Holdings for the period commencing July 31, 2015 (the effective date of the Business Combination) through December 31, 2015.

The Company’s tax returns are subject to possible examination by the taxing authorities. For income tax purposes, the tax returns essentially remain open for possible examination for a period of three years after the respective filing of those returns.

Revenue Recognition

Revenue Recognition

The Company uses the percentage-of-completion method for accounting for long-term aircraft maintenance and modification fixed-price contracts to recognize revenues and receivables for financial reporting purposes.  Revenues from firm fixed price contracts are measured by the percentage of costs incurred to date to estimated total costs for each contract. Revenues from time-and-material line items are measured by direct labor hours or flight hours incurred during the period at the contracted hourly rates plus the cost of materials, if applicable. To the extent this earned revenue is not invoiced, it is recognized as earnings in excess of billings and is represented in other accounts receivable on the consolidated balance sheets. Earnings in excess of billings were $590,344 at March 31, 2016. There were no earnings in excess of billings at December 31, 2015.

The Company records payments received in advance for services to be performed under contractual agreements and billings in excess of costs on uncompleted fixed-price contracts as deferred revenue until such related services are provided. Deferred revenue was $655,876 and $48,130 at March 31, 2016 and December 31, 2015, respectively.

Revenue on leased aircraft and equipment representing rental fees and financing charges are recorded on a straight line basis over the term of the leases.

Currently, the Company’s consolidated revenues consist principally of revenues earned under aircraft management contracts (which are based on fixed expenses and fees plus variable expenses and fees tied to actual aircraft flight hours) and revenues earned from the provision of leased aircraft.

Revenue Recognition

The Company uses the percentage-of-completion method for accounting for long-term aircraft maintenance and modification fixed-price contracts to recognize revenues and receivables for financial reporting purposes. No aircraft modification contracts were in progress during the fiscal year ended December 31, 2015. Revenues from firm fixed price contracts are measured by the percentage of costs incurred to date to estimated total costs for each contract. Revenues from time-and-material line items are measured by direct labor hours or flight hours incurred during the period at the contracted hourly rates plus the cost of materials, if applicable.

The Company records payments received in advance for services to be performed under contractual agreements and billings in excess of costs on uncompleted fixed-price contracts as deferred revenue until such related services are provided. Deferred revenue was $48,130 and $0 at December 31, 2015 and 2014, respectively.

Revenue on leased aircraft and equipment representing rental fees and financing charges are recorded on a straight line basis over the term of the leases.

Currently, the Company’s consolidated revenues consist principally of revenues earned under aircraft management contracts (which are based on fixed expenses and fees plus variable expenses and fees tied to actual aircraft flight hours) and revenues earned from the provision of leased aircraft.

Pre-contract Costs

Pre-contract Costs

We capitalize the pre-contract costs we incur, excluding start-up costs which are expensed as incurred, if we determine that it is probable that we will be awarded a specific anticipated contract. These capitalized costs are recognized as a cost of revenue ratably across flight hours that are expected to be flown, as they are actually flown, for that particular contract. Capitalized pre-contract costs of $285,997 and $334,134 at March 31, 2016 and December 31, 2015, respectively, are included in other current assets in the accompanying consolidated balance sheets. Should future orders not materialize or should we determine that the costs are no longer probable of recovery, the associated capitalized costs would be written off.

Pre-contract Costs

We capitalize the pre-contract costs we incur, excluding start-up costs which are expensed as incurred, if we determine that it is probable that we will be awarded a specific anticipated contract. These capitalized costs are recognized as a cost of revenue ratably across flight hours that are expected to be flown, as they are actually flown, for that particular contract. Capitalized pre-contract costs of $334,134 at December 31, 2015 are included in other current assets in the accompanying consolidated balance sheets. There were no capitalized pre-contract costs as of December 31, 2014. Should future orders not materialize or should we determine that the costs are no longer probable of recovery, the associated capitalized costs would be written off.

Cash and Cash Equivalents

Cash and Cash Equivalents

For purposes of cash flow, the Company considers all cash accounts that are not subject to withdrawal restrictions or penalties, and highly liquid debt instruments purchased with a maturity of three months or less to be cash equivalents. Cash balances usually do exceed federally insured limits.

Cash and Cash Equivalents

For purposes of cash flow, the Company considers all cash accounts that are not subject to withdrawal restrictions or penalties, and highly liquid debt instruments purchased with an original maturity of three months or less to be cash equivalents. Cash balances usually do exceed federally insured limits.

Restricted Cash

Restricted Cash

The Company considers cash or highly liquid debt instruments on deposit with financial institutions that are held to secure an obligation by the Company to be restricted cash. As of March 31, 2016 and December 31, 2015, the Company had restricted cash balances of $200,000 and $1,100,000 respectively. This balance consists of a certificate of deposit that secures the Company’s credit card borrowings in the amount of $200,000 and $350,000 at March 31, 2016 and December 31, 2015, respectively, and a $750,000 certificate of deposit that secured a standby letter of credit in support of the Company’s response to a formal contract bid at December 31, 2015.

Restricted Cash

The Company considers cash or highly liquid debt instruments on deposit with financial institutions that are held to secure an obligation by the Company to be restricted cash. As of December 31, 2015, the Company had a restricted cash balance of $1,100,000. This balance consists of a $350,000 certificate of deposit that secures the Company’s credit card borrowings and a $750,000 certificate of deposit that secures a standby letter of credit in support of the Company’s response to a formal contract bid.

Standby Letters of Credit

Standby Letters of Credit

As of December 31, 2015, the Company had deposited $750,000 into a certificate of deposit to secure a standby letter of credit in support of the Company’s response to a formal contract bid. The standby letter of credit was included in restricted cash and cancellable only by the beneficiary in certain circumstances, to draw drafts on the issuing bank up to the face amount of the standby letter of credit under the rules relating to the contract billing process in which the $750,000 served as a bid bond. On February 18, 2016, the Company was notified that the beneficiary was terminating contract negotiations and liquidating the bid bond. The Company retrospectively took a full reserve against the standby letter of credit for the full amount of $750,000, which was included in accrued liabilities at December 31, 2015.

Standby Letters of Credit

As of December 31, 2015, the Company had deposited $750,000 into a certificate of deposit to secure a standby letter of credit in support of the Company’s response to a formal contract bid. The standby letter of credit was included in restricted cash and cancellable only by the beneficiary in certain circumstances, to draw drafts on the issuing bank up to the face amount of the standby letter of credit under the rules relating to the contract billing process in which the $750,000 served as a bid bond. Subsequent to December 31, 2015 (see Note 15, Subsequent Events), the beneficiary drew on the entirety of the standby letter of credit, and we have retrospectively taken a full reserve to account for this development, which is included in accrued liabilities in the accompanying consolidated balance sheets (see Notes 6 and 15 below).

Accounts Receivable

Accounts Receivable

Trade accounts receivable are recorded at the invoiced amount and do not bear interest.

The Company establishes an allowance for doubtful accounts based upon factors surrounding the credit risk of specific customers, historical trends and other relevant information. Management believes that its contract acceptance, billing and collection policies are adequate to minimize the potential credit risk associated with accounts receivable. The Company had $0 and $14,600 allowance for doubtful accounts as of March 31, 2016 and December 31, 2015, respectively.

Accounts Receivable

Trade accounts receivable are recorded at the invoiced amount and do not bear interest.

The Company has established an allowance for doubtful accounts based upon factors surrounding the credit risk of specific customers, historical trends and other relevant information. Management believes that its contract acceptance, billing and collection policies are adequate to minimize the potential credit risk associated with accounts receivable. The Company has recorded an allowance for doubtful accounts in an amount of $14,600 as of December 31, 2015.

Property and Equipment

Property and Equipment

Property and equipment is stated at cost, less accumulated depreciation. Maintenance and repairs, including replacement of minor items of physical properties, are charged to expense; major additions to physical properties are capitalized.

It is the Company’s policy to commence depreciation upon the date that assets are placed into service. For the three months ended March 31, 2016, the Company recognized depreciation of fixed assets in the amount of $12,324. There was no recognized depreciation as of March 31, 2015. Depreciation is computed on a straight-line basis over the estimated service lives of the assets as follows:

Years
Computer equipment	3-5
Furniture and fixtures	3-5

Property and Equipment

Property and equipment is stated at cost, less accumulated depreciation. Maintenance and repairs, including replacement of minor items of physical properties, are charged to expense; major additions to physical properties are capitalized.

It is the Company’s policy to commence depreciation upon the date that assets are placed into service. As of December 31, 2015, the Company has recognized depreciation of fixed assets in the amount of $14,447. There was no recognized depreciation as of December 31, 2014. Depreciation is computed on a straight-line basis over the estimated service lives of the assets as follows:

Years
Computer equipment	3-5
Furniture and fixtures	3-5

Intangibles

Intangibles

Intangibles are stated at cost, less accumulated amortization. Intangibles consist of computer software, Federal Aviation Administration (the “FAA”) licenses and independent research and development costs associated with the development of supplemental type certificates (“STCs”).

STCs are authorizations granted by the FAA for specific modifications of a certain aircraft. An STC authorizes us to perform modifications, installations, and assemblies on applicable customer-owned aircraft. While the legal life of an STC is indefinite, we intend to fully amortize STC development costs on a straight line basis over the expected economic life of the STC. It is the Company’s policy to commence amortization of STCs upon the date that the STC is formally granted by the FAA. As of March 31,2016, we have recognized no amortization of these costs.

On October 1, 2015, the Company purchased Proflight Aviation Services, LLC, which provides flight training services under a Federal Aviation Regulations (“FAR”) Part 141 certificate. The total purchase price of $50,000 was allocated to intangibles and is considered to be indefinite-lived.

On March 15, 2016, the Company purchased Tempus Jets, Inc. (“TJI”) from our CEO B. Scott Terry for non-cash consideration of $500,000, paid in the form of 242,131 shares of common stock of the Company.  TJI owns an operating certificate issued by the FAA in accordance with the requirements of Parts 119 and 135 of the FAR (the “Operating Certificate”). The total purchase price of $500,000 was allocated to intangibles and is considered to be indefinite-lived. The Company intends to file an election under I.R.C. Section 338(h)(10) to treat this qualified acquisition of stock as an acquisition of assets for tax purposes.

It is the Company’s policy to commence amortization of computer software upon the date that assets are placed into service. For the three months ended March 31, 2016, the Company recognized amortization expense of computer software in the amount of $6,437. For the three months ended March 31, 2015 there was no amortization expense. Amortization is computed on a straight-line basis over the estimated service lives of the assets as follows:

Years
Computer software	3

Intangibles

Intangibles are stated at cost, less accumulated amortization. Intangibles consist of computer software, Federal Aviation Administration (the “FAA”) licenses and independent research and development costs associated with the development of supplemental type certificates (“STCs”).

STCs are authorizations granted by the FAA for specific modifications of a certain aircraft. An STC authorizes us to perform modifications, installations, and assemblies on applicable customer-owned aircraft. While the legal life of an STC is indefinite, we intend to fully amortize STC development costs on a straight line basis over the expected economic life of the STC. It is the Company’s policy to commence amortization of STCs upon the date that the STC is formally granted by the FAA. We have recognized no amortization of these costs in 2015 or 2014.

On October 1, 2015, the Company purchased Proflight Aviation Services, LLC, which provides flight training services under a Federal Aviation Regulations (“FAR”) Part 141 certificate. The total purchase price of $50,000 was allocated to intangibles and is considered to be indefinite-lived.

It is the Company’s policy to commence amortization of computer software upon the date that assets are placed into service. As of December 31, 2015, the Company has recognized amortization of computer software in the amount of $8,582. Amortization is computed on a straight-line basis over the estimated service lives of the assets as follows:

Years
Computer software	3

Long-Lived Assets

Long-Lived Assets

The Company reviews its long-lived assets and certain related intangibles for impairment whenever changes in circumstances indicate that the carrying amount of an asset may not be fully recoverable. As a result of its review, the Company does not believe that any such change has occurred. If such changes in circumstance are present, a loss is recognized to the extent the carrying value of the asset is in excess of the fair value of cash flows expected to result from the sale of the asset and amounts expected to be realized upon its eventual disposition.

Long-Lived Assets

The Company reviews its long-lived assets and certain related intangibles for impairment whenever changes in circumstances indicate that the carrying amount of an asset may not be fully recoverable. As a result of its review, the Company does not believe that any such change has occurred. If such changes in circumstance are present, a loss is recognized to the extent the carrying value of the asset is in excess of the fair value of cash flows expected to result from the sale of the asset and amounts expected to be realized upon its eventual disposition.

Customer Deposits

Customer Deposits

In the normal course of business, the Company receives cash as security for certain contractual obligations, which are held on deposit until termination of the contract. Customer deposits are returned to the customer at contract termination or taken into income if the customer fails to perform under the contract. At March 31, 2016, and December 31, 2015, the Company held $405,470 and $754,545, respectively, in customer deposits.

Customer Deposits

In the normal course of business, the Company receives cash as security for certain contractual obligations, which are held on deposit until termination of the contract. Customer deposits are returned to the customer at contract termination or taken into income if the customer fails to perform under the contract.

Sales and Marketing

Sales and Marketing

The Company records costs for general advertising, promotion and marketing programs at the time those costs are incurred. Sales and Marketing expense was $315,392 and $132,200 for the three months ended March 31, 2016 and 2015, respectively.

Sales and Marketing

The Company records costs for general advertising, promotion and marketing programs at the time those costs are incurred. Sales and Marketing expense was approximately $627,000 and $0 for the years ended December 31, 2015 and the period from December 4, 2014 (date of inception) to December 31, 2014, respectively.

Inventory

Inventory

The Company values its inventory at the lower of average cost, first-in-first-out (“FIFO”) or net realizable value. Any identified excess, slow moving, and obsolete inventory is written down to its market value through a charge to income from operations. There was $0 and $24,999 in inventory recorded at March 31, 2016 and December 31, 2015, respectively.

Inventory

The Company values its inventory at the lower of average cost, first-in-first-out (“FIFO”) or net realizable value. Any identified excess, slow moving, and obsolete inventory is written down to its market value through a charge to income from operations. Inventory at December 31, 2015 consisted of work in process for an engineering support contract that has since been completed.

Stock Based Compensation

Stock Based Compensation

The Company measures and recognizes compensation expense for all share-based payment awards made to employees and directors based upon fair value at the date of award using a fair value based option pricing model. The compensation expense is recognized on a straight-line basis over the requisite service period.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The Company complies with ASC Topics 820, “Fair Value Measurement”, and 815, “Derivatives and Hedging” for its liabilities, which are re-measured and reported at fair value for each reporting period. The fair value of the Company’s assets and liabilities, which qualify as financial instruments under ASC Topic 820, approximates the carrying amounts represented in the accompanying consolidated balance sheets.

Fair Value of Financial Instruments

The Company complies with ASC Topics 820, “Fair Value Measurement”, and 815, “Derivatives and Hedging” for its liabilities, which are re-measured and reported at fair value for each reporting period. The fair value of the Company’s assets and liabilities, which qualify as financial instruments under ASC Topic 820, approximates the carrying amounts represented in the accompanying consolidated balance sheets.

Reclassification

Reclassification

Certain prior period amounts have been reclassified to conform to the current period presentation in the accompanying consolidated financial statements. These reclassifications had no material effect on the previously reported results of operations or accumulated deficit.

Reclassification

Certain prior year amounts have been reclassified to conform to the current year presentation in the accompanying consolidated financial statements. These reclassifications had no material effect on the previously reported results of operations or accumulated deficit.

Subsequent Events

Subsequent Events

In preparing these consolidated financial statements, the Company has evaluated events and transactions for potential recognition or disclosure through the issuance of the consolidated financial statements.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In June 2014, the Financial Accounting Standards Board issued ASU 2014-10, Development Stage Entities (Topic 915): Elimination of Certain Financial Reporting Requirements. ASU 2014-10 eliminates the definition of a development stage entity in U.S accounting standards and removes all disclosure requirements, including the elimination of inception-to-date information on the consolidated statements of operations, cash flows and member’s equity related to the financial reporting distinction between development stage enterprises and other reporting entities. The amendments in ASU 2014-10 will be effective prospectively for annual reporting periods commencing after December 15, 2014, and interim periods within those annual periods, however, early adoption is permitted. The Company evaluated and adopted ASU 2014-10 effective December 4, 2014 (date of inception) and therefore eliminated all incremental disclosures related to the three months ended March 31, 2016 and 2015.

In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers (Topic 606). Under the update, revenue will be recognized based on a five-step model. The core principle of the model is that revenue will be recognized when the transfer of promised goods or services to customers is made in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. In the third quarter of 2015, the FASB deferred the effective date of the standard to annual and interim periods beginning after December 15, 2017. Early adoption will be permitted for annual and interim periods beginning after December 15, 2016. The Company is currently evaluating the impact that adopting this ASU will have on its financial position, results of operations and cash flows.

In September 2015, the FASB issued ASU 2015-16, Business Combinations (Topic 805). Under the update, an acquirer in a business combination is no longer required to account for measurement-period adjustments retrospectively, and, instead, will recognize a measurement-period adjustment during the period in which it determines the amount of the adjustment. The ASU is effective for financial statements issued after December 15, 2017, and interim periods within those years. Early adoption will be permitted for annual and interim periods beginning after December 15, 2016. The Company does not expect the impact of adopting this ASU to be material to the Company's financial statements and related disclosures.

In November 2015, the FASB issued ASU 2015-17, Income Taxes (Topic 740), Balance Sheet Classification of Deferred Taxes. Under the update, deferred taxes would be classified as noncurrent in the statement of financial position instead of being separated into current and non-current amounts. The ASU is effective for financial statements issued after January 1, 2017 with early adoption permitted. Additionally, the Company may apply the standard either prospectively or retrospectively. The Company is currently evaluating the impact that adopting this ASU will have on its financial position, results of operations and cash flows.

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842). ASU 2016-02 requires the lessee to recognize assets and liabilities for leases with lease terms of more than twelve months. For leases with a term of twelve months or less, the Company is permitted to make an accounting policy election by class of underlying asset not to recognize lease assets and lease liabilities. Further, the lease requires a finance lease to recognize both an interest expense and an amortization of the associated expense. Operating leases generally recognize the associated expense on a straight line basis. ASU 2016-02 requires the Company to adopt the standard using a modified retrospective approach and adoption beginning on January 1, 2019. The Company is currently evaluating the impact that ASU 2016-02 will have on its financial position, results of operations and cash flows.

In March 2016, the FASB issued ASU 2016-09, Compensation - Stock Compensation (Topic 718). The update amends the guidelines for share-based payment transactions, including the income tax consequences, classification of awards as either equity or liabilities, and classification on the statement of cash flows. The standard is effective for annual and interim periods beginning January 1, 2017, and early adoption is permitted. The Company is currently evaluating the impact that ASU 2016-09 will have on its consolidated financial position, results of operations and cash flows.

Other accounting standards that have been issued or proposed by the FASB or other standards-setting bodies that do not require adoption until a future date are not expected to have a material impact on our consolidated financial statements upon adoption.

Recent Accounting Pronouncements

In June 2014, the Financial Accounting Standards Board issued ASU 2014-10, Development Stage Entities (Topic 915): Elimination of Certain Financial Reporting Requirements. ASU 2014-10 eliminates the definition of a development stage entity in U.S accounting standards and removes all disclosure requirements, including the elimination of inception-to-date information on the consolidated statements of operations, cash flows and member’s equity related to the financial reporting distinction between development stage enterprises and other reporting entities. The amendments in ASU 2014-10 will be effective prospectively for annual reporting periods commencing after December 15, 2014, and interim periods within those annual periods, however, early adoption is permitted. The Company evaluated and adopted ASU 2014-10 effective December 4, 2014 (date of inception) and therefore eliminated all incremental disclosures related to the year ended December 31, 2015.

In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers (Topic 606). Under the update, revenue will be recognized based on a five-step model. The core principle of the model is that revenue will be recognized when the transfer of promised goods or services to customers is made in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. In the third quarter of 2015, the FASB deferred the effective date of the standard to annual and interim periods beginning after December 15, 2017. Early adoption will be permitted for annual and interim periods beginning after December 15, 2016. The Company is currently evaluating the impact that adopting this ASU will have on its financial position, results of operations and cash flows.

In September 2015, the FASB issued ASU 2015-16, Business Combinations (Topic 805). Under the update, an acquirer in a business combination is no longer required to account for measurement-period adjustments retrospectively, and, instead, will recognize a measurement-period adjustment during the period in which it determines the amount of the adjustment. The effective date of the standard is for fiscal years beginning after December 15, 2015, and interim periods within those years. The Company does not expect the impact of adopting this ASU to be material to the Company's financial statements and related disclosures.

In November 2015, the FASB issued ASU 2015-17, Income Taxes (Topic 740), Balance Sheet Classification of Deferred Taxes. Under the update, deferred taxes would be classified as noncurrent in the statement of financial position instead of being separated into current and non-current amounts. The ASU is effective for financial statements issued after January 1, 2017 with early adoption permitted. Additionally, the Company may apply the standard either prospectively or retrospectively. The Company is currently evaluating the impact that adopting this ASU will have on its financial position, results of operations and cash flows.

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842). ASU 2016-02 requires the lessee to recognize assets and liabilities for leases with lease terms of more than twelve months. For leases with a term of twelve months or less, the Company is permitted to make an accounting policy election by class of underlying asset not to recognize lease assets and lease liabilities. Further, the lease requires a finance lease to recognize both an interest expense and an amortization of the associated expense. Operating leases generally recognize the associated expense on a straight line basis. ASU 2016-02 requires the Company to adopt the standard using a modified retrospective approach and adoption beginning on January 1, 2019. The Company is currently evaluating the impact that ASU 2016-02 will have on its financial position, results of operations and cash flows.

Other accounting standards that have been issued or proposed by the FASB or other standards-setting bodies that do not require adoption until a future date are not expected to have a material impact on our consolidated financial statements upon adoption.